Repurchase of common stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Dec. 31, 2019
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan			$ 30,000,000
Treasury stock, shares issued (in shares)	2,020,053	2,020,053
Treasury stock, value	$ 15,635,765	$ 15,635,765
Repurchase Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Fees and commission cost of shares repurchased	$ 0.02
Weighted average price per share	$ 2.91
Treasury stock, value	$ 300,000
Board of Directors [Member]
Equity, Class of Treasury Stock [Line Items]
Treasury stock, shares issued (in shares)	98,652	0		0